BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Pure Ice Acquisition [Member]
Schedule of Net Assets Acquired

The Company accounted for the Pure Ice Acquisition as a business combination during the third quarter of 2012 and, accordingly, the total consideration of $66.2 million has been recorded based on the respective estimated fair values of the net assets acquired at July 2, 2012 as follows:

Intangible assets	$43.1
Goodwill	23.1

Total consideration	$66.2

Schedule of Intangible Assets Acquired

The intangible assets acquired by major asset category are as follows:

	Fair Values at July 2, 2012	Weighted Average Useful Life (in years)
Customer Relationship	$33.3	19
Trademarks and Trade Names	9.8	10

Total	$43.1

SinfulColors Acquisition [Member]
Schedule of Net Assets Acquired

The Company accounted for the SinfulColors Acquisition as a business combination during the first quarter of 2011 and, accordingly, the total consideration of $39.0 million has been recorded based on the respective estimated fair values of the net assets acquired at March 17, 2011 as follows:

Recognized amounts of assets acquired and liabilities assumed:
Trade receivables	$2.7
Inventories	3.3
Property, plant and equipment, net	0.4
Intangible assets	22.8
Accounts payable	(0.9)
Accrued expenses and other	(1.4)

Fair value of net assets acquired	26.9
Goodwill	12.1

Total consideration	$39.0

Schedule of Intangible Assets Acquired

The intangible assets acquired by major asset category are as follows:

	Fair Values at March 17, 2011	Weighted Average Useful Life (in years)
Trademarks and Trade Names	$7.3	10
Customer Relationships	15.5	14

Total	$22.8